Stock-based Compensation - Summary of Options Granted Estimate the Fair Value of Stock-Based Compensation Award (Detail)		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected volatility range, Minimum		46.73%	48.15%
Expected volatility range, Maximum		47.71%	50.70%
Expected dividend rate		0.00%	0.00%
Risk-free rate range, Minimum		1.37%	0.61%
Risk-free rate range, Maximum		3.00%	1.74%
Minimum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected term	3 years	6 years	6 years
Maximum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected term	4 years	10 years	10 years